Basis of Presentation - Operating Vessels in Greece (Table) (Details)	12 Months Ended
Dec. 31, 2014
Aegean Tiffany
Vessel details
Year Built	2004
Size (dwt)	2,747
Date Acquired	Jul. 07, 2004
Aegean Breeze I
Vessel details
Year Built	2004
Size (dwt)	2,747
Date Acquired	Jul. 07, 2004
Aegean Rose
Vessel details
Year Built	1988
Size (dwt)	4,935
Date Acquired	Jan. 21, 2003
Aegean III
Vessel details
Year Built	1990
Size (dwt)	2,973
Date Acquired	Jul. 08, 2008
Aegean VIII
Vessel details
Year Built	1989
Size (dwt)	2,973
Date Acquired	Jul. 08, 2008
Aegean Ace
Vessel details
Year Built	1992
Size (dwt)	1,615
Date Acquired	Mar. 23, 2009
Aegean Orion
Vessel details
Year Built	1991
Size (dwt)	550
Date Acquired	Sep. 07, 2009
Mediterranean
Vessel details
Year Built	1982
Size (dwt)	19,894
Date Acquired	Feb. 28, 2010
Karpathos
Vessel details
Year Built	2010
Size (dwt)	6,247
Date Acquired	Jul. 12, 2010
Ios I
Vessel details
Year Built	2010
Size (dwt)	4,620
Date Acquired	Sep. 08, 2010